Schedule I - Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ 13,564	$ 8,209	$ (3,802)
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	625	141	6,024
Increase in accrued expenses and other liabilities	5,132	2,827	1,111
Increase (decrease) in prepayments and other assets	(420)	(679)	(1,054)
Net cash generated from operating activities	32,138	15,063	9,192
Repurchase of ordinary shares	(93)	(993)	(8,138)
Proceeds from share options exercised by employees	603	3,981	75
Loan to optionees in connection with exercise of options	(408)	(3,888)
Repayment of loan to optionees in connection with exercise of options	295
Dividends paid to shareholders	(16,056)	(16,268)
Net cash used in financing activities	(15,659)	(17,168)	(8,063)
Net increase (decrease) in cash and cash equivalents	22,196	(1,224)	(7,808)
Cash and cash equivalents at beginning of the year	49,723
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	13,564	8,209	(3,802)
Adjustments to reconcile net income to net cash used in operating activities:
Equity in profit of subsidiaries and variable interest entities	(15,215)	(9,124)	(2,819)
Share-based compensation	625	141	6,024
Increase in accrued expenses and other liabilities	650	22	47
Decrease in amounts due from subsidiaries	6,262	10,318	4,033
Increase (decrease) in prepayments and other assets	15	(36)	56
Increase in amounts due to a subsidiary	93	16	3
Net cash generated from operating activities	5,994	9,546	3,542
Repurchase of ordinary shares	(93)	(993)	(8,138)
Proceeds from share options exercised by employees	603	3,981	75
Loan to optionees in connection with exercise of options	(408)	(3,888)
Repayment of loan to optionees in connection with exercise of options	295
Dividends paid to shareholders	(16,056)	(16,268)
Net cash used in financing activities	(15,659)	(17,168)	(8,063)
Net increase (decrease) in cash and cash equivalents	(9,665)	(7,622)	(4,521)
Cash and cash equivalents at beginning of the year	11,998	19,620	24,141
Cash and cash equivalents and end of the year	$ 2,333	$ 11,998	$ 19,620